Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Operating expenses	₩ 1,397,318